UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04262

AMERICAN PENSION INVESTORS TRUST

(Exact name of registrant as specified in charter)

David D. Basten, President

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

(Name and address of agent for service)

Registrant’s telephone number, including area code: (434) 846-1361

Copies to:

W. Lee H. Dunham, Esq.

Sullivan & Worcester LLP

One Post Office Square

Boston, MA 02109

Date of fiscal year end: January 31

Date of reporting period: October 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS

API CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2014

(Unaudited)

	Principal/Shares	Value
COMMON STOCKS - 86.3%
Consumer Discretionary - 4.3%
American Eagle Outfitters, Inc.	10,000	$128,700
Greene King PLC	11,750	150,753
McDonald’s Corp.	3,000	281,190
MDC Partners, Inc.	13,700	283,590
Omnicom Group, Inc.	2,500	179,650
Six Flags Entertainment Corporation	4,500	181,350
Speedway Motorsports, Inc.	19,000	371,830
Target Corporation	2,800	173,096

		1,750,159

Consumer Staples - 9.4%
Altria Group, Inc.	8,500	410,890
Archer-Daniels-Midland Company	2,500	117,500
Coca Cola Co.	4,000	167,520
ConAgra Foods, Inc.	6,500	223,275
Diageo Plc ADR	1,400	165,158
General Mills, Inc.	6,000	311,760
Imperial Tobacco Group plc	2,100	182,952
Kellogg Corporation	3,000	191,880
Kimberly-Clark Corporation	1,800	205,686
Kraft Foods Group, Inc.	2,900	163,415
Mondelez International, Inc.	7,500	264,450
Philip Morris International, Inc.	2,500	222,525
Procter & Gamble Co.	3,000	261,810
Reynolds American, Inc.	6,500	408,915
Sysco Corporation	9,500	366,130
Walgreen Company	1,800	115,596

		3,779,462

Energy - 10.8%
AGL Resources, Inc.	2,500	134,775
BP plc	4,300	186,878
Cenovus Energy, Inc.	6,800	168,368
Chevron Corporation	2,550	305,873
China Petroleum & Chemical Corporation	2,860	248,763
DTE Energy Co.	1,500	123,240
Duke Energy Corporation	2,100	172,515
Eni S.p.A. ADR	6,500	276,250
Kinder Morgan, Inc.	2,500	96,750
PetroChina Company Limited	1,700	213,350
Royal Dutch Shell PLC	3,600	258,444
Sasol Ltd. ADR	5,000	250,950
SeaDrill Ltd.	9,000	207,000
Statoil ASA ADR	9,000	206,550
Suncor Energy, Inc.	6,900	245,226
Teekay Corporation	4,000	233,840
Total SA ADR	4,000	239,560
TransCanada Corp.	6,000	295,740
Vanguard Natural Resources, LLC	6,700	166,160
Williams Companies, Inc.	5,500	305,305

		4,335,537

Financials - 16.7%
Aflac, Inc.	1,600	95,568
Allianz SE	11,000	175,120
Australia and New Zealand Banking Group Limited	6,100	180,072
Aviva plc ADR	22,000	366,300
AXA SA	8,700	201,927
Banco Santander SA	16,028	140,566
Bank of Nova Scotia	4,500	275,850
BB&T Corporation	5,800	219,704
Blackrock, Inc.	750	255,833
Calamos Asset Management, Inc.	12,000	164,400
Charles Schwab Corporation	9,750	279,533
Erie Indemnity Co.	3,500	297,045
Flushing Financial Corporation	11,000	221,540
Horace Mann Educators Corporation	6,000	182,460
JPMorgan Chase & Co.	5,000	302,400
M & T Bank Corp.	2,500	305,450
Maiden Holdings, Ltd.	17,800	212,710
Manning & Napier, Inc.	14,000	221,760
Manulife Financial Corporation	8,000	151,760
Muenchener Rueckversicherungs-Gesellschaft AG	9,000	176,580
Northwest Bancshares, Inc.	20,000	256,600
OceanFirst Financial Corp.	20,000	331,400
OFS Capital Corporation	10,800	126,360
Old National Bancorp	11,000	160,050
PartnerRe Ltd.	3,600	416,484
State Auto Financial Corp.	13,000	272,090
Toronto Dominion Bank	7,000	344,820
T. Rowe Price Group, Inc.	3,000	246,270
Westpac Banking Corporation	5,300	162,286

		6,742,938

Health Care - 6.2%
Astrazeneca PLC ADR	3,200	233,408
Baxter International, Inc.	4,000	280,560
Becton, Dickinson and Company	950	122,265
Bristol-Myers Squibb Company	5,700	331,683
Computer Programs and Systems, Inc.	4,700	296,006
Eli Lilly & Co.	6,000	397,980
Merck & Co., Inc.	7,000	405,580
Pfizer, Inc.	5,900	176,705
Sanofi ADR	5,500	254,320

		2,498,507

Industrials - 8.1%
Aircastle Ltd.	9,500	181,260
Caterpillar, Inc.	2,400	243,384
CLARCOR Inc.	2,700	180,792
Covanta Holding Corporation	11,600	256,012
Deere & Company	1,500	128,310
Emerson Electric Co.	1,500	96,090
Fly Leasing Ltd.	12,700	157,226
General Dynamics Corporation	2,800	391,328
General Electric Company	6,000	154,860
Healthcare Services Group, Inc.	7,700	229,306
HNI Corporation	4,000	186,600
Hopewell Highway Infrastructure Limited	800	384
Hopewell Holdings Limited	16,000	56,800

Illinois Tool Works, Inc.	1,300	118,365
Knoll, Inc.	8,600	171,054
Lockheed Martin Corporation	1,350	257,270
Norfolk Southern Corp.	3,200	354,048
3M Co.	800	123,016

		3,286,105

Information Technology - 4.8%
Broadridge Financial Solutions, Inc.	7,000	307,510
IAC/InterActiveCorp	3,400	230,146
Intersil Corporation	18,200	241,878
Linear Technology Corporation	3,200	137,088
Maxim Integrated Products, Inc.	7,500	220,050
Microchip Technology, Inc.	4,300	185,373
Microsoft Corporation	4,700	220,665
Paychex, Inc.	8,000	375,520

		1,918,230

Materials - 5.8%
Air Products and Chemicals, Inc.	1,900	255,854
Dow Chemical Company	8,000	395,200
E. I. du Pont de Nemours and Company	3,600	248,940
Freeport-McMoRan, Inc.	6,000	171,000
LyondellBasell Industries NV	2,000	183,260
Monsanto Corporation	1,400	161,056
Nucor Corporation	4,100	221,646
Olin Corporation	8,700	210,888
Potash Corporation of Saskatchewan	5,500	187,935
Rayonier Advanced Materials	1,500	42,795
Sonoco Products Co.	6,600	269,742

		2,348,316

Real Estate Investment Trusts - 11.1%
Agree Realty Corp.	5,000	153,050
Associated Estates Realty Corporation	9,000	175,770
CBL & Associates Properties, Inc.	9,000	172,170
Cherry Hill Mortgage Investment Corporation	6,500	121,030
City Office REIT, Inc.	7,000	92,330
Colony Financial, Inc.	9,000	200,520
Corrections Corporation of America	7,500	275,850
Digital Realty Trust, Inc.	3,700	255,263
GEO Group, Inc.	8,500	339,490
Government Properties Income Trust	8,400	191,688
Gramercy Property Trust, Inc.	16,000	100,000
Home Properties, Inc.	4,000	257,240
Independence Realty Trust	12,500	122,875
OMEGA Healthcare Investors, Inc.	3,300	125,928
PennyMac Mortgage Investment Trust	6,500	140,335
Physicians Realty Trust	27,000	414,180
Plum Creek Timber Company, Inc.	3,400	139,434
Preferred Apartment Communities, Inc.	9,000	76,500
Rayonier, Inc.	4,500	150,615
Redwood Trust, Inc.	7,000	131,530
Ryman Hospitality Properties, Inc.	3,300	162,855
Spirit Realty Capital, Inc.	33,143	394,402
Summit Hotel Properties, Inc.	23,000	267,720

		4,460,775

Telecommunication Services - 3.8%
A T & T, Inc.	7,600	264,784
BCE, Inc.	7,000	311,290

BT Group plc	4,000	236,000
NTT DOCOMO, Inc. ADR	12,000	202,440
Telefonica S.A.	11,000	164,780
Verizon Communications, Inc.	4,409	221,552
Vodafone Group PLC	3,600	119,592

		1,520,438

Utilities - 5.3%
American Electric Power Company, Inc.	2,800	163,352
American Water Works Co., Inc.	3,600	192,132
CMS Energy Corporation	6,500	212,355
Dominion Resources, Inc.	2,400	171,120
Empresa Nacional de Electricidad SA ADR	4,300	200,724
Exelon Corporation	5,900	215,881
Laclede Group, Inc.	6,500	330,005
National Grid PLC ADR	2,000	148,780
NextEra Energy, Inc.	1,600	160,352
Pinnacle West Capital Corp.	2,700	165,969
SCANA Corp.	3,000	164,670

		2,125,340

TOTAL COMMON STOCKS		34,765,807

CORPORATE BONDS & NOTES - 1.2%
Structured Notes - 1.2%
Credit Suisse AG Contingent Coupon Callable Yield Notes, Variable Rate, due 10/15/2018	$305,000	296,857
Morgan Stanley Contingent Income Auto-Callable Securities, Variable Rate, due 1/25/2023	$200,000	205,860

		502,717

INVESTMENT COMPANIES - 10.2%
Business Development Companies - 1.3%
Ares Capital Corp.	17,000	271,830
Full Circle Capital Corporation	11,000	65,560
Monroe Capital Corporation	13,000	179,920

		517,310

Exchange Traded Funds - 7.5%
Arrow Dow Jones Global Yield ETF	7,000	184,030
iShares Asia/Pacific Dividend ETF	4,500	244,350
iShares Emerging Markets Dividend ETF	5,000	222,750
iShares International Select Dividend ETF	7,000	252,560
iShares MSCI Australia ETF	12,000	305,160
iShares MSCI Pacific ex-Japan ETF	6,500	315,900
iShares MSCI Singapore ETF	23,000	305,210
PowerShares International Dividend Achievers Portfolio	12,950	237,762
SPDR Euro STOXX 50 ETF	6,150	235,361
Vanguard FTSE Europe ETF	4,550	246,474
WisdomTree Europe SmallCap Dividend Fund	4,700	244,306
WisdomTree International Dividend ex-Financials Fund	5,250	242,813

		3,036,676

Money Market Funds - 1.4%
Fidelity Institutional Money Market Portfolio	550,462	550,462

TOTAL INVESTMENT COMPANIES		4,104,448

LIMITED PARTNERSHIPS - 2.3%
Energy - 1.3%
Emerge Energy Services LP	1,500	132,630
Enterprise Products Partners L.P.	6,000	221,400
Kinder Morgan Energy Partners, L.P.	1,600	150,080

		504,110

Industrials - 0.3%
Navios Maritime Partners LP	7,600	122,816

Materials - 0.2%
Hi-Crush Partners LP	2,000	86,260

Utilities - 0.5%
Suburban Propane Partners, L.P.	4,700	211,735

TOTAL LIMITED PARTNERSHIPS		924,921

TOTAL INVESTMENTS - 100.0% (cost $32,572,043)		40,297,893
OTHER ASSETS IN EXCESS OF LIABILITIES - Less Than 0.05%		3,639

Net Assets - 100.0%		$40,301,532

Cost for federal income tax purposes $32,572,043.

The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$8,265,927
Excess of tax cost over value	540,077

Net Appreciation	$7,725,850

API GROWTH FUND

SCHEDULE OF INVESTMENTS

October 31, 2014

(Unaudited)

	Shares	Value
COMMON STOCKS - 88.7%
Consumer Discretionary - 14.9%
Autoliv, Inc.	2,500	$229,350
AutoZone, Inc.*	600	332,112
Blue Nile, Inc.*	8,500	301,750
Cabela’s, Inc.*	4,000	192,080
CarMax, Inc.*	4,400	246,004
Chipotle Mexican Grill, Inc.*	400	255,200
Christian Dior SA	1,380	244,163
DIRECTV*	3,500	303,765
DSW, Inc. Class A	8,000	237,200
Gentherm, Inc.*	6,000	250,200
Grupo Televisa S.A.B.	7,000	252,980
Honda Motor Co. Ltd.	5,400	173,448
HSN, Inc.	4,200	277,494
Iconix Brand Group, Inc.*	6,100	244,061
Lear Corporation	3,000	277,500
Liberty Global plc Class A*	3,300	150,051
Liberty Global plc Series C*	7,400	329,078
Liberty Interactive Corporation*	8,000	209,120
Liberty Media Corporation Class A*	1,600	76,832
Liberty Media Corporation Class C*	3,200	153,376
Liberty TripAdvisor Holdings, Inc. Class A*	3,500	110,530
Liberty Ventures Series A*	4,637	162,759
LKQ Corporation*	9,100	259,987
Lowe’s Companies, Inc.	6,000	343,200
LVMH Moet Hennessey Louis Vuitton SA	6,200	209,684
Magna International, Inc.	2,200	217,162
Michael Kors Holdings Limited*	3,500	275,065
Nike, Inc. Class B	3,300	306,801
Nitori Holdings Co., Ltd.*	5,000	314,050
O’Reilly Automotive, Inc.*	1,500	263,820
Outerwall, Inc.*	4,000	253,080
Panera Bread Co.*	1,600	258,624
Priceline Group, Inc.*	200	241,242
Publicis Groupe SA	10,500	181,965
Reed Elsevier NV	5,500	253,055
Sekisui Chemical Co., Ltd.	21,000	253,050
Signet Jewelers Ltd.	2,400	288,024
Starbucks Corporation	3,200	241,792
Starz - A*	10,200	315,180
Thor Industries, Inc.	5,000	264,450
Tractor Supply Company	4,000	292,880
TripAdvisor, Inc.*	2,900	257,114
Ulta Salon, Cosmetics & Fragrance, Inc.*	2,700	326,187
Yue Yuen Industrial (Holdings) Limited	14,500	231,420

		10,856,885

Consumer Staples - 3.6%
Costco Wholesale Corporation	2,300	306,751
Calavo Growers, Inc.	6,500	315,510

Fomento Economico Mexicano S.A.B. de C.V. ADR	2,700	259,848
Fresh Del Monte Produce, Inc.	8,000	256,880
Hain Celestial Group, Inc.*	2,800	303,100
L’Oreal SA	7,000	219,660
Mead Johnson Nutrition Company	3,000	297,930
Nestle SA ADR	2,900	212,657
Pernard Ricard SA	11,000	248,270
Tate & Lyle PLC	21,800	211,460

		2,632,066

Energy - 2.1%
Cameron International Corporation*	3,500	208,425
Core Laboratories N.V.	1,300	181,389
Imperial Oil Ltd.	5,700	272,916
Oasis Petroleum, Inc.*	8,500	254,660
Pioneer Energy Services Corp.*	17,000	156,060
Tenaris SA ADR	5,700	225,948
Whiting Petroleum Corporation*	3,300	202,092

		1,501,490

Financials - 10.7%
ACE Limited	2,500	273,250
Affiliated Managers Group, Inc.*	1,300	259,727
Allied World Assurance Comapny Holdings Ltd.	6,000	228,000
Aon plc	3,400	292,400
Aspen Insurance Holdings Ltd.	6,700	292,321
Assurant, Inc.	4,000	272,880
Axis Capital Holdings Ltd.	5,000	240,700
Bank of China Ltd.	555,000	266,400
Bank of Communications Co. Ltd.	375,000	281,250
Brookfield Asset Management, Inc.	6,000	293,820
CaixaBank SA	43,300	235,985
Corpbanca SA	12,500	252,500
FXCM, Inc. Class A	15,500	255,130
Greenlight Capital Re, Ltd.*	7,900	256,355
Hanover Insurance Group, Inc.	4,000	267,760
HHF, Inc.	8,300	261,284
Lazard Ltd.	5,000	246,050
Markel Corp.*	400	276,356
Moody’s Corp.	2,500	248,075
PHH Corporation*	9,000	213,210
Prudential plc	10,500	242,340
Raymond James Financial, Inc.	5,000	280,650
Remgro Ltd.	11,000	252,230
Safety Insurance Group, Inc.	4,000	249,520
Stifel Financial Corp.*	5,000	237,550
Tokio Marine Holdings, Inc.	7,800	244,140
UMB Financial Corporation	4,600	274,068
Umpqua Holdings Corporation	15,500	272,800
United Overseas Bank Limited	13,000	232,700
Voya Financial, Inc.	6,500	255,125

		7,754,576

Health Care - 11.2%
Actavis plc*	1,200	291,288
Akorn, Inc.*	6,500	289,575
Allergan, Inc.	1,600	304,096
Bruker Corporation*	10,800	223,884
Celgene Corporation*	3,000	321,270
Centene Corporation*	4,100	379,947

ExamWorks Group, Inc.*	6,500	252,070
Express Scripts Holding Company*	3,600	276,552
Grifols S.A. ADR	6,600	233,574
ICON PLC*	5,200	273,572
IPC The Hospitalist Co.*	5,500	229,130
Mallinckrodt PLC*	2,242	206,668
MEDNAX, Inc.*	3,000	187,290
Mylan, Inc.*	4,800	257,040
Novo Nordisk A/S ADR	5,000	225,900
Novozymes A/S	5,700	263,910
Omnicare, Inc.	3,700	246,383
Omnicell, Inc.*	11,000	355,410
OraSure Technologies, Inc.*	32,500	290,875
Perrigo Company plc	992	160,158
Regeneron Pharmaceuticals, Inc.*	700	275,604
Roche Holding, Ltd. ADR	6,000	220,860
Salix Pharmaceuticals, Ltd.*	2,000	287,700
Shire plc	1,000	199,800
Sinopharm Group Co.	86,500	338,215
Sirona Dental Systems, Inc.*	2,800	219,940
Thoratec Corporation*	9,500	258,210
UCB SA	2,800	225,988
Universal American Corp.	29,000	270,280
Valeant Pharmaceuticals International, Inc.*	2,300	305,992
VCA, Inc.*	6,500	296,205

		8,167,386

Industrials - 20.9%
Aircastle Ltd.	14,000	267,120
Allegion PLC*	5,100	270,759
Allison Transmission Holdings, Inc.	9,000	292,320
A.P. Moeller-Maersk A/S	24,200	283,624
Argan, Inc.	8,100	281,961
Assa Abloy AB	9,100	240,286
B/E Aerospace, Inc.*	3,000	223,350
Canadian National Railway Company	3,800	268,204
Canadian Pacific Railway Limited	1,500	311,520
Chicago Bridge & Iron Company N.V.	3,000	163,920
C.H. Robinson Worldwide, Inc.	4,000	276,840
CIRCOR International, Inc.	3,300	247,995
Colfax Corporation*	4,100	222,958
Columbus McKinnon Corporation*	10,000	284,500
Copart, Inc.*	7,000	234,080
Danaher Corporation	3,100	249,240
Donaldson Company, Inc.	4,500	187,110
Dover Corporation	2,700	214,488
Embraer SA ADR	6,500	251,160
EnerNOC, Inc.*	11,500	169,855
Flowserve Corp.	2,400	163,176
Fluor Corporation	2,900	192,386
Future Brands Home & Security, Inc.	6,500	281,125
GEA Group AG	4,700	216,435
Genesee & Wyoming, Inc.*	2,200	211,640
Hertz Global Holdings, Inc.*	10,200	223,584
Hexcel Corp.*	5,900	247,151
Honeywell International, Inc.	2,600	249,912
Hurco Companies, Inc.	8,500	327,505
Hutchison Whampoa Limited	9,800	247,842
IDEX Corporation	3,300	247,203

Ingersoll-Rand plc	3,400	212,908
j2 Global, Inc.	5,100	275,859
Landstar Systems, Inc.	4,300	318,243
Lindsay Corporation	3,100	271,870
Mathews International Corporation	6,000	276,480
Middleby Corporation*	3,300	292,050
Mobile Mini, Inc.*	6,100	267,363
Mueller Industries, Inc.	9,200	298,632
Nordson Corporation	3,500	267,925
PGT, Inc.*	28,500	268,043
Precision Castparts Corp.	1,150	253,805
Quanex Building Products Corporation	14,000	280,280
Quanta Services, Inc.*	8,000	272,640
Secom Co. Ltd.	16,000	247,360
Sensata Technologies Holdings N.V.*	6,500	317,265
Simpson Manufacturing Co., Inc.	7,100	234,868
SMC Corporation	900	249,138
Teledyne Technologies, Inc.*	3,000	310,890
Toro Company	4,500	277,785
Towers Watson & Co.	2,300	253,667
TriMas Corporation*	7,700	243,782
TriNet Group, Inc.	10,000	299,200
U.S. Ecology, Inc.	6,500	326,820
Viad Corp.	10,000	255,100
Wabash National Corporation*	17,300	178,190
Wabtec Corp.	3,600	310,680
Waste Connnections, Inc.	6,000	299,400
Woodward, Inc.	5,500	281,655

		15,191,147

Information Technology - 16.9%
Accenture plc	3,600	292,032
Alibaba Group Holding Ltd.*	2,000	197,200
Alliance Data Systems Corporation*	1,000	283,350
Amadeus IT Holding SA	6,100	222,955
Amdocs Ltd.	7,000	332,780
Apple, Inc.	2,500	270,000
Automatic Data Processing, Inc.	3,500	286,230
Baidu, Inc.*	1,100	262,647
CACI International, Inc. Class A*	3,100	255,099
Cadence Design Systems, Inc.*	14,300	256,685
Cardtronics, Inc.*	6,500	249,535
CDK Global, Inc.	1,166	39,178
CDW Corporation of Delaware	8,000	246,720
Cielo SA	14,880	245,520
Criteo SA*	8,600	263,934
eBay, Inc.*	3,500	183,750
Electronic Arts, Inc.*	8,300	340,051
Facebook, Inc.*	3,300	247,467
Factset Research Systems, Inc.	2,000	262,880
Fortinet, Inc.*	11,000	286,550
Google, Inc. Class A*	250	141,968
Google, Inc. Class C*	250	139,770
Harris Corp.	3,600	250,560
Hexagon AB	7,450	250,767
Infosys Limited	3,500	234,010
Intel Corporation	8,400	285,684
Intuit, Inc.	3,000	264,030
IPG Photonics Corporation*	4,200	308,322

Littlefuse, Inc.	2,700	263,358
Mentor Graphics Corp.	10,400	220,376
NetApp, Inc.	6,000	256,800
OmniVision Technologies, Inc.*	10,000	267,800
Oracle Corp.	6,200	242,110
Palo Alto Networks, Inc.*	3,000	317,100
PTC, Inc.*	6,500	247,975
QUALCOMM, Inc.	3,500	274,785
SanDisk Corporation	3,200	301,248
SAP SE	3,400	231,642
Silicon Motion Technology Corporation	9,300	220,503
Skyworks Solutions, Inc.*	4,600	267,904
Synchronoss Technologies, Inc.*	7,600	392,692
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	14,000	308,280
Take-Two Interactive Software, Inc.*	11,500	304,175
Tokyo Electron Limited	16,500	265,650
WebMD Health Corp.*	6,500	277,420
Wipro Limited	19,400	236,680
Zebra Technologies Corporation*	3,400	250,750
Zillow, Inc.*	1,800	195,714

		12,242,636

Materials - 7.3%
Agrium, Inc.	2,500	244,550
Airgas, Inc.	2,300	256,542
CF Industries Holdings, Inc.	1,200	312,000
Clearwater Paper Corp.*	4,000	257,400
Compass Minerals International, Inc.	3,200	274,176
Eastman Chemical Company	3,500	282,730
Fibria Celulose S.A.*	24,500	299,635
FMC Corp.	3,000	172,050
Givaudan SA	7,100	236,217
H.B. Fuller Company	5,200	218,244
Myers Industries, Inc.	10,700	159,858
NewMarket Corp.	600	232,806
POSCO ADR	3,600	257,616
PPG Industries, Inc.	1,300	264,797
Praxair, Inc.	2,000	251,980
Rockwell Collins, Inc.	3,400	286,110
Rockwood Holdings, Inc.	3,200	246,112
Sealed Air Corporation	7,700	279,125
Steel Dynamics, Inc.	11,100	255,411
Stora Enso Oyj	28,000	228,480
Worthington Industries, Inc.	7,000	270,550

		5,286,389

Real Estate Investment Trusts - 0.4%
GEO Group, Inc.	6,900	275,586

Telecommunication Services - 0.7%
Chunghwa Teleccom Co., Ltd.	8,500	257,890
KDDI Corporation	4,000	253,000

		510,890

TOTAL COMMON STOCKS		64,419,051

INVESTMENT COMPANIES - 11.4%
Exchange Traded Funds - 9.5%
BLDRS Europe 100 ADR Index Fund	10,000	235,300
First Trust Canada AlphaDEX Fund	8,000	274,640

First Trust Europe AlphaDEX Fund	9,000	269,910
First Trust Switzerland AlphaDEX Fund	7,000	269,469
Global X MLP & Energy Infrastructure ETF	14,500	283,040
Guggenheim China All-Cap ETF	9,000	251,010
iShares Core MSCI Emerging Markets ETF	5,500	277,365
iShares Latin American 40 ETF	6,500	238,680
iShares MSCI EAFE Growth ETF	3,500	239,260
iShares MSCI EAFE Small Cap ETF	5,500	266,970
iShares MSCI Emerging Markets Growth ETF	5,000	275,000
iShares MSCI Emerging Markets Minimum Volatility ETF	4,700	284,632
iShares MSCI Frontier 100 ETF	6,700	243,344
iShares MSCI Israel Capped ETF	5,100	249,339
iShares MSCI Japan Small Cap ETF	4,500	249,345
iShares MSCI Kokusai ETF	4,600	250,516
iShares MSCI Malaysia ETF	16,000	245,920
iShares MSCI Thailand Capped ETF	3,000	249,360
PowerShares DWA Emerging Markets Momentum Portfolio	13,200	247,896
Schwab Emerging Markets Equity ETF	9,200	238,556
SPDR S&P Emerging Markets SmallCap ETF	4,900	231,525
Vanguard FTSE All World ex-U.S. Small-Cap ETF	2,500	251,525
Vanguard FTSE Emerging Markets ETF	5,500	234,520
Vanguard FTSE Europe ETF	4,500	243,765
Vanguard MSCI Pacific ETF	4,000	244,480
Vanguard Total Stock Market ETF	2,500	260,050
Vanguard Total World Stock ETF	4,400	268,180

		6,873,597

Money Market Funds - 1.9%
Fidelity Institutional Money Market Portfolio	1,389,107	1,389,107

TOTAL INVESTMENT COMPANIES		8,262,704

TOTAL INVESTMENTS - 100.1% (cost $55,804,502)		72,681,755
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.1%		(50,086)

Net Assets - 100.0%		$72,631,669

Cost for federal income tax purposes $55,804,502.

The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$17,382,933
Excess of tax cost over value	505,680

Net Appreciation	$16,877,253

*	Non-income producing security.

API INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2014

(Unaudited)

	Principal/Shares	Value
COMMON STOCKS - 24.7%
Consumer Discretionary - 0.6%
DineEquity, Inc.	13,800	$1,227,648
Garmin Ltd.	14,000	776,720
New Media Investment Group, Inc.	95,000	1,810,700
Wynn Resorts Limited	7,800	1,482,078

		5,297,146

Consumer Staples - 0.4%
Altria Group, Inc.	20,000	966,800
Lorillard, Inc.	12,000	738,000
Philip Morris International, Inc.	11,200	996,912
Reynolds American, Inc.	13,500	849,285

		3,550,997

Energy - 2.6%
BP plc	23,600	1,025,656
HollyFrontier Corporation	22,000	998,360
Kinder Morgan, Inc.	119,000	4,605,300
Ship Finance International Ltd.	240,000	4,125,600
Teekay Corporation	49,000	2,864,540
Total SA ADR	16,000	958,240
Vanguard Natural Resources, LLC	54,000	1,339,200
Williams Companies, Inc.	120,000	6,661,200

		22,578,096

Financials - 6.9%
Arlington Asset Investment Corp.	430,000	11,773,400
Arthur J. Gallagher & Co.	22,500	1,073,250
BGC Partners, Inc. Class A	82,000	695,360
CME Group, Inc.	36,000	3,017,160
Compass Diversified Holdings	606,000	11,180,700
Ellington Financial LLC	425,600	9,571,744
Federated Investors, Inc.	10,000	312,700
Home Loan Servicing Solutions, Ltd.	400,000	7,684,000
HSBC Holdings plc	30,000	1,530,600
Invesco Holding Co. Ltd.	16,000	647,520
Lazard Ltd.	20,000	984,200
Lincoln National Corporation	10,000	547,600
Maiden Holdings, Ltd.	150,000	1,792,500
MetLife, Inc.	30,000	1,627,200
NorthStar Asset Management Group, Inc.	200,000	3,624,000
Old Republic International Corporation	58,500	864,045
Royal Bank of Canada	16,800	1,195,656
Validus Holdings Ltd.	30,000	1,193,400

		59,315,035

Health Care - 0.2%
Merck & Co., Inc.	21,200	1,228,328
Meridian Bioscience, Inc.	17,000	315,180

		1,543,508

Industrials - 1.2%
Fly Leasing Ltd.	215,000	2,661,700
General Electric Company	40,000	1,032,400
Lockheed Martin Corporation	4,700	895,679
Republic Services, Inc.	30,000	1,152,000
Student Transportation, Inc.	480,000	3,014,400
Waste Management, Inc.	24,200	1,183,138

		9,939,317

Information Technology - 0.8%
Cisco Systems, Inc.	20,300	496,741
Intel Corporation	20,000	680,200
Intersil Corporation	90,000	1,196,100
Maxim Integrated Products, Inc.	31,000	909,540
Microsoft Corporation	14,600	685,470
QUALCOMM, Inc.	6,000	471,060
Texas Instruments, Inc.	21,500	1,067,690
Western Union Company	61,000	1,034,560

		6,541,361

Materials - 0.6%
Agrium, Inc.	14,000	1,369,480
Dow Chemical Company	20,000	988,000
E. I. du Pont de Nemours and Company	21,000	1,452,150
International Paper Company	11,000	556,820
LyondellBasell Industries NV	10,700	980,441

		5,346,891

Real Estate Investment Trusts - 11.0%
A G Mortgage Investment Trust, Inc.	400,000	7,628,000
Altisource Residential Corp.	210,000	4,876,200
Apollo Commercial Real Estate Finance, Inc.	190,000	3,123,600
Apollo Residential Mortgage, Inc.	22,500	375,300
Arbor Realty Trust, Inc.	60,000	403,800
Blackstone Mortgage Trust, Inc. - Class A	165,000	4,606,800
Bluerock Residential Growth REIT, Inc.	65,869	806,895
Cherry Hill Mortgage Investment Corporation	124,166	2,311,971
Chimera Investment Corporation	3,000,000	9,360,000
Dynex Capital, Inc.	90,000	757,800
Five Oaks Investment Corp.	51,786	576,378
Independence Realty Trust	277,000	2,722,910
New Residential Investment Corp.	1,260,000	15,598,800
NorthStar Realty Finance Corp.	480,000	8,918,400
One Liberty Properties, Inc.	62,077	1,420,943
Physicians Realty Trust	85,000	1,303,900
RAIT Financial Trust	110,000	806,300
Resource Capital Corp.	100,000	529,000
Starwood Property Trust, Inc.	545,000	12,295,200
Two Harbors Investment Corp.	825,000	8,357,250
ZAIS Financial Corp.	420,000	7,618,800

		94,398,247

Telecommunication Services - 0.4%
A T & T, Inc.	27,900	972,036
BCE, Inc.	25,000	1,111,750
Verizon Communications, Inc.	13,465	676,616
Vodafone Group PLC	34,000	1,129,480

		3,889,882

TOTAL COMMON STOCKS		212,400,480

CONVERTIBLE SECURITIES - 0.3%
Financial - 0.3%
ZAIS Financial Partners, L.P., 8% Exchangeable Senior Notes, due 11/15/2016	$2,000,000	2,116,250

CORPORATE BONDS & NOTES - 47.3%
Basic Materials - 3.8%
A K Steel Corporation, 7.625%, due 5/15/2020	$2,719,000	2,752,988
A K Steel Corporation, 7.625%, due 10/1/2021	$4,000,000	4,020,000
Barminco Finance Pty Limited, 9%, due 6/1/2018	$2,000,000	1,730,000
Cobre Del Mayo SA de CV, 10.75%, due 11/15/2018	$2,000,000	2,025,000
IAMGOLD Corporation, 6.75%, due 10/1/2020	$7,500,000	6,225,000
Magnetation LLC, 11%, due 5/15/2018	$3,902,000	3,521,555
Millar Western Forest Products Ltd., 8.5%, due 4/1/2021	$1,475,000	1,548,750
Optima Specialty Steel, Inc., 12.5%, due 12/15/2016	$150,000	160,313
Resolute Forest Products, Inc., 5.875%, due 5/15/2023	$1,890,000	1,819,125
Thompson Creek Metals Company, Inc., 7.375%, due 6/1/2018	$4,000,000	3,700,000
Verso Paper Holdings LLC, 11.75%, due 1/15/2019	$1,500,000	1,537,500
Vertellus Specialties, Inc., 9.375%, due 10/1/2015	$3,576,000	3,602,820

		32,643,051

Communications - 3.5%
Affinion Group, Inc., 7.875%, due 12/15/2018	$5,500,000	4,317,500
Avanti Communications Group PLC, 10%, due 10/1/2019	$4,500,000	4,365,000
Avaya, Inc., 9%, due 4/1/2019	$4,900,000	5,047,000
Axtel SAB de CV, 8%, due 1/31/20	$600,000	606,000
Broadview Networks Holdings, Inc., 10.5%, due 11/15/2017	$2,500,000	2,425,000
Clear Channel Communications, Inc., 9%, due 3/1/2021	$2,000,000	2,007,500
EarthLink Holdings Corp., 8.875%, due 5/15/2019	$4,500,000	4,398,750
Mood Media Corp., 9.25%, due 10/15/2020	$2,500,000	2,075,000
SITEL LLC/Sitel Finance Corp., 11.5%, due 4/1/2018	$2,000,000	1,785,000
SiTV LLC/SiTV Finance Inc., 10.375%, due 7/1/2019	$3,000,000	2,910,000

		29,936,750

Consumer Cyclical - 3.0%
Automotores Gildemeister SA, 8.25%, due 5/24/2021	$1,000,000	690,000
Commercial Vehicle Group, Inc., 7.875%, due 4/15/2019	$400,000	416,000
Gibson Brands Escrow Corp., 8.875%, due 8/1/2018	$1,000,000	965,000
Gibson Brands, Inc., 8.875%, due 8/1/2018	$4,192,000	4,045,280
GRD Holdings III Corp., 10.75%, due 6/1/2019	$1,000,000	1,108,750
Greektown Holdings LLC, 8.875%, due 3/15/2019	$4,000,000	4,040,000
Icon Health & Fitness, Inc.,11.875%, due 10/15/2016	$4,840,000	4,761,350
PF Chang’s China Bistro, Inc., 10.25%, due 6/30/2020	$1,000,000	1,000,000
Quapaw Downstream Development Authority, 10.5%, due 7/1/2019	$467,000	499,690
Toys “R” Us Property Company II LLC, 8.5%, due 12/1/17	$3,300,000	3,316,500
UCI International, Inc., 8.625%, due 2/15/19	$5,000,000	4,825,000

		25,667,570

Consumer Non-cyclical - 5.2%
Atento Luxco 1 SA, 7.375%, due 1/29/2020	$3,700,000	3,772,150
Aurora Diagnostics Holdings LLC, 10.75%, due 1/15/2018	$500,000	422,500
BioScrip, Inc., 8.875%, due 2/15/2021	$2,500,000	2,559,375
Camposol SA, 9.875%, due 2/2/2017	$2,000,000	2,110,000
DynCorp International, Inc., 10.375%, due 7/1/2017	$5,500,000	4,798,750
Harland Clarke Holdings Corp., 9.25%, due 3/1/2021	$3,450,000	3,506,063
Innovation Ventures LLC, 9.5%, due 8/15/2019	$5,000,000	4,956,250
Lantheus Medical Imaging, Inc., 9.75%, due 5/15/2017	$5,662,000	5,357,668
Roundy’s Supermarkets, Inc., 10.25%, due 12/15/2020	$2,500,000	2,275,000
Speedy Cash Intermediate Holdings Corp., 10.75%, due 5/15/2018	$4,500,000	4,466,250
21st Century Oncology, Inc., 8.875%, due 1/15/2017	$5,500,000	5,610,000
Vantage Oncology LLC, 9.5%, due 6/15/2017	$5,500,000	5,115,000
Virgolino de Oliveira Finance SA, 10.875%, due 1/13/2020	$300,000	184,410

		45,133,416

Energy - 6.6%
Alpha Natural Resources, Inc., 9.75%, due 4/15/2018	$1,000,000	657,500
Connacher Oil and Gas Ltd., 8.5%, due 8/1/2019	$1,617,000	1,051,050
Endeavour International Corporation, 12%, due 3/1/2018	$3,000,000	2,205,000
EXCO Resources, Inc., 7.5%, due 9/15/2018	$2,500,000	2,218,750
First Wind Capital LLC, 10.25%, due 6/1/2018	$1,500,000	1,595,625
Forbes Energy Services Ltd., 9%, due 6/15/2019	$3,000,000	2,910,000
Forest Oil Corporation, 7.25%, due 6/15/2019	$5,000,000	4,850,000
Forest Oil Corporation, 7.5%, due 9/15/2020	$800,000	756,000
Halcon Resources Corporation, 9.75%, due 7/15/2020	$1,590,000	1,334,606
Halcon Resources Corporation, 8.875%, due 5/15/2021	$1,500,000	1,237,500
ION Geophysical Corporation, 8.125%, due 5/15/2018	$1,500,000	1,417,500
Lightstream Resources Ltd., 8.625%, due 2/1/2020	$4,500,000	4,162,500
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, due 4/15/2020	$2,750,000	2,770,625
Lonestar Resources America, Inc., 8.75%, due 4/15/2019	$2,750,000	2,543,750
Midstates Petroleum Company, Inc., 10.75%, due 10/1/2020	$1,000,000	895,000
Ocean Rig, Inc., 7.25%, due 4/1/2019	$5,000,000	4,300,000
Petroleos de Venezuela S.A., 5%, due 10/28/2015	$1,000,000	890,000
Resolute Energy Corporation, 8.5%, due 5/1/2020	$3,788,000	3,390,260
Samson Investment Company, 9.75%, due 2/15/2020	$3,920,000	2,920,400
Scorpio Tankers, Inc., 7.5% Senior Notes, due 10/15/2017	40,000	994,800
Scorpio Tankers, Inc., 6.75% Senior Notes, due 5/15/2020	40,000	928,000
Seitel, Inc., 9.5%, due 4/15/2019	$6,200,000	6,045,000
Swift Energy Company, 7.875%, due 3/1/2022	$2,325,000	2,109,938
Venoco, Inc., 8.875%, due 2/15/2019	$4,000,000	3,340,000
Walter Energy, Inc., 9.5%, due 10/15/2019	$1,500,000	1,308,750

		56,832,554

Financial - 8.4%
Apollo Investment Corp., 6.625% Senior Notes, due 10/15/2042	30,000	761,100
Apollo Investment Corp., 6.875% Senior Notes, due 7/15/2043	27,000	675,810
Arlington Asset Investment Corp., 6.625% Senior Notes, due 5/1/2023	228,900	5,578,293
Capitala Finance Corp., 7.125% Senior Notes, due 6/16/2021	80,000	2,040,000
CNG Holdings, Inc., 9.375%, due 5/15/2020	$5,500,000	4,193,750
Community Choice Financial, Inc., 10.75%, due 5/1/2019	$500,000	366,250
Creditcorp, 12%, due 7/15/2018	$1,000,000	1,025,000
Enova International, Inc., 9.75%, due 6/1/2021	$2,000,000	2,040,000
Fifth Street Finance Corp., 5.875% Senior Notes, due 10/30/2024	53,520	1,311,775
Fifth Street Finance Corp., 6.125% Senior Notes, due 4/30/2028	160,000	3,900,800
Full Circle Capital Corp., 8.25% Senior Notes, due 6/30/2020	120,000	3,165,600
Gazprombank OJSC Via GPB Eurobond Finance PLC, 7.875%, due 4/29/2049	$6,000,000	5,767,500
Hunt Companies, Inc., 9.625%, due 3/1/2021	$4,250,000	4,420,000
ILFC E-Capital Trust II, 6.25%, due 12/21/2065	$4,000,000	3,890,000
Jefferies Finance LLC, 7.5%, due 4/15/2021	$3,000,000	2,992,500
JMP Group, Inc., 8% Senior Notes, due 1/15/2023	102,500	2,624,000
Main Street Capital Corp., 6.125% Senior Notes, due 4/1/2023	196,000	4,962,720
Medley Capital Corp., 6.125% Senior Notes, due 3/30/2023	196,000	4,821,600
Nationstar Mortgage LLC/Nationstar Capital Corp., 7.875%, due 10/1/2020	$2,000,000	1,980,000
PennantPark Investment Corp., 6.25% Senior Notes, due 2/1/2025	64,600	1,624,690
Prospect Holding Co. LLC, 10.25%, due 10/1/2018	$2,000,000	1,810,000
Saratoga Investment Corp., 7.5% Notes, due 5/31/2020	220,000	5,605,600
Solar Capital Ltd., 6.75% Senior Notes, due 11/15/2042	40,000	964,000
Texas Capital Bancshares, Inc., 6.5% Subordinated Notes, due 9/21/2042	40,000	980,000
Triangle Capital Corp., 6.375% Senior Notes, due 12/15/2022	41,458	1,047,648
WhiteHorse Finance, Inc., 6.5% Senior Notes, due 7/31/2020	134,000	3,371,440

		71,920,076

Industrial - 5.9%
Aeropuertos Dominicanos Siglo XXI, 9.25%, due 11/13/2019	$5,500,000	5,280,000
Artesyn Escrow, Inc., 9.75%, due 10/15/2020	$2,250,000	2,261,250
Brundage-Bone Concrete Pumping, Inc., 10.375%, due 9/1/2021	$500,000	514,375
CEVA Group PLC, 9%, due 9/1/2021	$3,970,000	3,821,125
Cimento Tupi SA, 9.75%, due 5/11/2018	$500,000	501,250
Eletson Holdings, 9.625%, due 1/15/2022	$1,000,000	1,000,000
Erickson, Inc., 8.25%, due 5/1/2020	$4,701,000	4,465,950
Euramax International, Inc., 9.5%, due 4/1/2016	$4,500,000	4,421,250
Global Ship Lease, Inc., 10%, due 4/1/2019	$4,905,000	5,015,363
Jac Holding Corporation, 11.5%, due 10/1/2019	$3,000,000	3,060,000
McDermott International, Inc., 8%, due 5/1/2021	$2,000,000	1,770,000
Nuverra Environmental Solutions, Inc., 9.875%, due 4/15/2018	$5,000,000	4,675,000
OAS Financial Ltd., 8.875%, due 4/29/2049	$3,500,000	3,158,750
PaperWorks Industries, Inc., 9.5%, due 8/15/2019	$3,000,000	3,078,750
SAExplortion Holdings, Inc., 10%, due 7/15/2019	$2,750,000	2,557,500
Scorpio Bulkers, Inc., 7.5% Senior Notes, due 9/15/2019	20,000	491,000
Tempel Steel Company, 12%, due 8/15/2016	$4,500,000	4,567,500

		50,639,063

Real Estate Investment Trusts - 0.6%
Arbor Realty Trust, Inc., 7.375% Senior Notes, due 5/15/2021	50,000	1,217,500
RAIT Financial Trust, 7.125% Senior Notes, due 8/30/2019	50,000	1,217,500
RAIT Financial Trust, 7.625% Senior Notes, due 4/15/2024	60,000	1,416,600
Sotherly Hotels LP, 8% Senior Notes, due 9/30/2018	66,300	1,752,965

		5,604,565

Structured Notes - 9.7%
Barclays Financial LLC Contingent Payment Callable Yield Notes, Variable Rate, due 3/20/2020	$4,000,000	3,790,000
Barclays Financial LLC Contingent Payment Callable Yield Notes, Variable Rate, due 5/12/2020	$3,100,000	2,991,810
Barclays Financial LLC Contingent Payment Callable Yield Notes, Variable Rate, due 10/13/2020	$2,000,000	2,000,000
Credit Suisse AG, Contingent Coupon Callable Yield Notes, Variable Rate, due 9/28/2018	$2,000,000	1,931,200
Credit Suisse AG, Contingent Coupon Callable Yield Notes, Variable Rate, due 10/15/2018	$4,060,000	3,951,598
Credit Suisse AG, Contingent Coupon Callable Yield Notes, Variable Rate, due 2/14/2020	$2,000,000	2,012,000
Credit Suisse AG, Contingent Coupon Callable Yield Notes, Variable Rate, due 3/16/2020	$4,000,000	3,835,600
Credit Suisse AG, 10.9% Contingent Coupon Callable Yield Notes, due 4/27/2020	$3,000,000	2,937,000
Credit Suisse AG, 9% Contingent Coupon Callable Yield Notes, due 6/17/2020	$3,000,000	2,711,700
Credit Suisse AG, 9.25% Contingent Coupon Callable Yield Notes, due 6/19/2020	$4,500,000	4,275,000
Credit Suisse AG, 9.75% Contingent Coupon Callable Yield Notes, due 6/30/2020	$3,000,000	2,812,200
Credit Suisse AG, 9% Contingent Coupon Callable Yield Notes, due 7/10/2020	$2,000,000	1,825,000
Credit Suisse AG, 12.5% Contingent Coupon Callable Yield Notes, due 8/13/2021	$1,000,000	653,200
Credit Suisse AG, 12.5% Contingent Coupon Callable Yield Notes, due 9/21/2021	$1,500,000	1,176,300
Credit Suisse AG, Russell 2000 Index-Linked Medium-Term Notes, Variable Rate, due 6/12/2023	$4,000,000	3,732,400
Credit Suisse AG, S&P 500 and Russell 2000 Index-Linked Medium-Term Notes, Variable Rate, due 6/12/2023	$6,000,000	5,548,200
Goldman Sachs Group, Inc. Autocallable Monthly Index-Linked Medium-Term Notes, Variable Rate, due 4/26/2023	$1,000,000	1,023,220

Goldman Sachs Group, Inc. Callable Monthly Russell 2000 Index-Linked Range Accrual Notes, Variable Rate, due 5/29/2023	$2,000,000	1,949,820
Goldman Sachs Group, Inc. Callable Monthly Index-Linked Range Accrual Notes, Variable Rate, due 4/30/2024	$3,000,000	2,725,260
Morgan Stanley Contingent Income Auto-Callable Securities, Variable Rate, due 1/25/2023	$4,000,000	4,117,200
Morgan Stanley Contingent Income Buffered Securities, Variable Rate, due 5/30/2028	$2,000,000	2,049,700
Morgan Stanley Contingent Income Securities, Leveraged CMS Curve and S&P 500 Index,Variable Rate, due 8/30/2028	$3,000,000	2,883,750
Morgan Stanley Contingent Income Securities, Russell 2000 Index and Euro STOXX 50 Index,Variable Rate, due 6/28/2028	$3,000,000	3,009,000
Morgan Stanley Contingent Income Securities, S&P 500 Index and Russell 2000 Index, Variable Rate, due 6/28/2028	$3,000,000	3,164,850
Morgan Stanley Contingent Income Securities, S&P 500 Index, Russell 2000 Index and EURO STOXX 50 Index, Variable Rate, due 3/13/2029	$3,000,000	2,826,000
Societe Generale SA, Callable Conditional Coupon Notes, Variable Rate, due 11/23/2018	$2,000,000	1,943,000
Societe Generale SA, Callable Conditional Coupon Notes, Variable Rate, due 8/30/2019	$2,000,000	1,914,800
Societe Generale SA, Callable Conditional Coupon Notes, Variable Rate, due 9/10/2019	$2,000,000	1,918,600
Societe Generale SA, Callable Conditional Coupon Notes, Variable Rate, due 3/31/2020	$3,000,000	2,867,100
Societe Generale SA, Callable Conditional Coupon Notes, Variable Rate, due 5/27/2020	$5,000,000	4,653,000

		83,228,508

Technology - 0.6%
Rolta LLC, 10.75%, due 5/16/2018	$5,200,000	5,486,000

TOTAL CORPORATE BONDS & NOTES		407,091,553

INVESTMENT COMPANIES - 24.5%
Business Development Companies - 21.5%
Alcentra Capital Corporation	80,000	1,066,400
American Capital Senior Floating, Ltd.	300,000	3,930,000
Ares Capital Corporation	1,040,000	16,629,600
Apollo Investment Corporation	1,650,000	13,612,500
BlackRock Kelso Capital Corporation	975,000	8,599,500
Capitala Finance Corp.	480,000	8,832,000
CM Finance, Inc.	173,534	2,186,528
Fidus Investment Corp.	514,405	8,734,597
Fifth Street Finance Corporation	1,300,000	11,570,000
Fifth Street Senior Floating Rate Corp.	330,000	3,603,600
FS Investment Corporation	427,095	4,527,207
Full Circle Capital Corp.	135,144	805,458
Garrison Capital, Inc.	377,925	5,574,394
Golub Capital BDC, Inc.	335,000	5,805,550
Harvest Capital Credit Corporation	181,000	2,343,950
Hercules Technology Growth Capital, Inc.	130,000	2,048,800
KCAP Financial, Inc.	473,000	3,608,990
Main Street Capital Corporation	30,000	953,400
Medley Capital Corp.	680,000	7,901,600
Monroe Capital Corporation	285,000	3,944,400
New Mountain Finance Corporation	475,000	6,973,000
PennantPark Floating Rate Capital Ltd.	256,058	3,595,054
PennantPark Investment Corp.	595,000	6,473,600

Solar Capital Ltd.	565,500	10,512,645
Solar Senior Capital Ltd.	118,350	1,789,452
Stellus Capital Investment Corp.	314,700	4,308,243
TCP Capital Corp.	632,457	10,682,199
THL Credit, Inc.	730,000	9,387,800
TICC Capital Corp.	450,000	3,946,500
Triangle Capital Corporation	185,000	4,691,600
WhiteHorse Finance, Inc.	529,799	6,818,513

		185,457,080

Closed End Funds - 0.4%
Aberdeen Asia-Pacific Income Fund, Inc.	323,000	1,899,240
Brookfield High Income Fund, Inc.	29,877	286,222
Managed High Yield Plus Fund, Inc.	259,000	518,000
Oxford Lane Capital Corporation	20,000	317,000
Western Asset Managed High Income Fund, Inc.	63,700	349,012

		3,369,474

Exchange Traded Funds - 2.2%
AdvisorShares Peritus High Yield ETF	225,000	10,689,750
iShares iBoxx $ High Yield Corporate ETF	80,000	7,402,400
SPDR Barclays Capital Short Term High Yield Bond ETF	25,000	748,750

		18,840,900

Money Market Funds - 0.4%
Fidelity Institutional Money Market Portfolio	3,437,866	3,437,866

TOTAL INVESTMENT COMPANIES		211,105,320

LIMITED PARTNERSHIPS - 0.3%
Financials - 0.3%
America First Multifamily Investors, L.P.	500,000	2,910,000

PREFERRED STOCKS - 2.0%
Financial - 0.8%
CYS Investments, Inc. 7.75% Preferred Series A	40,000	969,200
Discover Financial Services 6.5% Preferred Series B	30,000	770,100
EverBank Financial Corp. 6.75% Preferred Series A	20,000	500,000
Ladenburg Thalmann Financial Services, Inc. 8% Preferred Series A	50,000	1,243,000
Maiden Holdings Ltd. 7.25% Preferred Series B	5,000	233,650
Oxford Lane Capital Corp. 7.5% Preferred	60,000	1,468,200
Oxford Lane Capital Corp. 8.125% Preferred	14,000	354,340
Regions Financial Corp. 6.375% Preferred Series A	30,000	753,600
SunTrust Banks, Inc. 5.875% Preferred Series E	11,990	287,041
Webster Financial Corp. 6.4% Preferred Series E	20,000	494,800

	280,990	7,073,931

Industrial - 0.3%
Diana Shipping, Inc. 8.75% Preferred Series B	20,000	518,400
Navios Maritime Holdings, Inc. 8.625% Preferred Series H	37,000	873,940
Navios Maritime Holdings, Inc. 8.75% Preferred	40,000	980,000
Seaspan Corporation 7.95% Preferred Series D	20,000	511,000

		2,883,340

Real Estate Investment Trusts - 0.9%
A G Mortgage Investment Trust, Inc., 8.25% Preferred Series A	40,000	998,000
A G Mortgage Investment Trust, Inc., 8% Preferred Series B	30,000	733,497
Arbor Realty Trust, Inc. 8.25% Preferred Series A	40,000	994,000
Five Oaks Investment Corp. 8.75% Preferred	4,000	101,309
Invesco Mortgage Capital, Inc., 7.75% Preferred Series B	10,000	238,400
Kennedy-Wilson Holdings, Inc. 7.75% Preferred	15,075	386,222

New York Mortgage Trust, Inc. 7.75% Preferred Series B	30,000	733,500
NorthStar Realty Finance Corp. 8.25% Preferred Series B	10,000	250,700
NorthStar Realty Finance Corp. 8.875% Preferred Series C	30,000	772,500
NorthStar Realty Finance Corp. 8.75% Preferred Series E	50,000	1,275,500
Resource Capital Corporation 8.25% Preferred	30,000	699,600
Resource Capital Corporation 8.625% Preferred	10,000	237,100

		7,420,328

TOTAL PREFERRED STOCKS		17,377,599

TOTAL INVESTMENTS - 99.1% (cost $872,570,138)		853,001,202
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%		7,691,081

Net Assets - 100.0%		$860,692,283

Cost for federal income tax purposes $872,597,729.

The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$27,630,967
Excess of tax cost over value	47,227,494

Net Appreciation	($19,596,527)

API CORE INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2014

(Unaudited)

	Principal/Shares	Value
CONVERTIBLE SECURITIES - 0.5%
Real Estate Investment Trusts - 0.5%
Starwood Property Trust, Inc., 3.75%, due 10/15/2017	$100,000	$100,813

CORPORATE BONDS & NOTES - 69.9%
Basic Materials - 2.9%
AngloGold Ashanti Holdings PLC, 5.375%, due 4/15/2020	$200,000	198,642
Kissner Milling Co. Ltd., 7.25%, due 6/1/2019	$200,000	204,500
Optima Specialty Steel, Inc., 12.5%, due 12/15/2016	$40,000	42,750
Vertellus Specialties, Inc., 9.375%, due 10/1/2015	$200,000	201,500

		647,392

Communications - 2.9%
Avaya, Inc., 9%, due 4/1/2019	$200,000	206,000
CenturyLink, Inc., 6.15%, due 9/15/2019	$100,000	109,000
EarthLink, Inc., 7.375%, due 6/1/2020	$200,000	205,000
Sprint Capital Corporation, 6.9%, due 5/1/2019	$100,000	106,500

		626,500

Consumer Cyclical - 6.5%
Commercial Vehicle Group, Inc., 7.875%, due 4/15/2019	$270,000	280,800
Cooper Tire and Rubber Company, 8%, due 12/15/2019	$300,000	334,500
Golden Nugget Escrow, Inc., 8.5%, due 12/1/2021	$204,000	203,745
Quapaw Downstream Development Authority, 10.5%, due 7/1/2019	$200,000	214,000
Toys “R” Us Property Company II LLC, 8.5%, due 12/1/2017	$400,000	402,000

		1,435,045

Consumer Non-cyclical - 5.4%
Atento Luxco 1 SA, 7.375%, due 1/29/2020	$300,000	305,850
Avon Products, Inc., 4.2%, due 7/15/2018	$100,000	99,072
BioScrip, Inc., 8.875%, due 2/15/2021	$25,000	25,594
DynCorp International, Inc., 10.375%, due 7/1/2017	$300,000	261,750
21st Century Oncology, Inc., 8.875%, due 1/15/2017	$300,000	306,000
Wells Enterprises, Inc., 6.75%, due 2/1/2020	$178,000	185,120

		1,183,386

Energy - 11.4%
Compagnie Generale de Geophysique-Veritas, 7.75%, due 5/15/2017	$33,000	32,093
EV Energy Partners L.P., 8%, due 4/15/2019	$400,000	396,000
Forbes Energy Services Ltd., 9%, due 6/15/2019	$300,000	291,000
Forest Oil Corporation, 7.25%, due 6/15/2019	$200,000	194,000
Lightstream Resources Ltd., 8.625%, due 2/1/2020	$225,000	208,125
Linn Energy, LLC, 6.25%, due 11/1/2019	$600,000	555,000
NuStar Logistics L.P., 7.625% Subordinated Notes, due 1/15/2043	8,000	213,120
PetroQuest Energy, Inc., 10%, due 9/1/2017	$400,000	399,000
Scorpio Tankers, Inc., 6.75% Senior Notes, due 5/15/2020	4,000	92,800
Seitel, Inc., 9.5%, due 4/15/2019	$135,000	131,625

		2,512,763

Financial - 26.4%
Ares Capital Corp., 5.875% Senior Notes, due 10/1/2022	12,000	306,960
Arlington Asset Investment Corp., 6.625% Senior Notes, due 5/1/2023	13,000	316,810
Fifth Street Finance Corp., 5.875% Senior Notes, due 10/30/2024	18,500	453,435
Fly Leasing Limited, 6.75%, due 12/15/2020	$100,000	103,250

Full Circle Capital Corp., 8.25% Senior Notes, due 6/30/2020	5,000	131,900
Gazprombank OJSC Via GPB Eurobond Finance PLC, 7.875%, due 4/29/2049	$200,000	192,250
GFI Group, Inc., 8.375%, due 7/19/2018	$50,000	59,563
Hercules Technology Growth Capital, Inc., 7% Senior Notes due 9/30/2019	12,000	311,399
Horizon Technology Finance Corp. 7.375% Senior Notes, due 3/15/2019	12,000	305,640
JMP Group, Inc., 8% Senior Notes due 1/15/2023	17,000	435,200
KCAP Financial, Inc., 7.375% Senior Notes, due 9/30/2019	14,000	359,800
Main Street Capital Corp., 6.125% Senior Notes, due 4/1/2023	8,000	202,560
Medley Capital Corp., 7.125% Senior Notes, due 3/30/2019	8,375	213,646
Medley Capital Corp., 6.125% Senior Notes, due 3/30/2023	10,000	246,000
Nationstar Mortgage LLC, 6.5%, due 8/1/2018	$300,000	295,500
PennantPark Investment Corp., 6.25% Senior Notes, due 2/1/2025	18,000	452,700
Saratoga Investment Corp., 7.5% Notes, due 5/31/2020	10,000	254,800
Scottrade Financial Services, Inc., 6.125%, due 7/11/2021	$300,000	315,557
Stellus Capital Investment Corp., 6.5% Senior Notes, due 4/30/2019	2,000	50,300
Triangle Capital Corp., 6.375% Senior Notes, due 12/15/2022	16,000	404,322
WhiteHorse Finance, Inc., 6.5% Senior Notes, due 7/31/2020	16,000	402,560

		5,814,152

Industrial - 4.0%
Scorpio Bulkers, Inc., 7.5% Senior Notes, due 9/15/2019	4,000	98,200
Seaspan Corporation, 6.375% Senior Notes, due 4/30/2019	4,000	102,000
Tervita Corporation, 8%, due 11/15/2018	$200,000	193,000
Trinseo Materials Operating SCA, 8.75%, due 2/1/2019	$450,000	477,000

		870,200

Real Estate Investment Trusts - 0.4%
RAIT Financial Trust, 7.125% Senior Notes, due 8/30/2019	4,000	97,400

Structured Notes - 8.8%
Barclays Financial LLC Contingent Payment Callable Yield Notes, Variable Rate, due 3/20/2020	$100,000	94,750
Barclays Financial LLC Contingent Payment Callable Yield Notes, Variable Rate, due 10/13/2020	$100,000	100,000
Credit Suisse AG Callable Yield Notes, Variable Rate, due 3/28/2016	$200,000	193,920
Credit Suisse AG, 5.25% Callable Yield Notes, due 9/7/2016	$100,000	100,000
Credit Suisse AG Contingent Coupon Callable Yield Notes, Variable Rate, due 3/21/2016	$200,000	194,560
Credit Suisse AG Contingent Coupon Callable Yield Notes, Variable Rate, due 3/16/2020	$200,000	191,780
Credit Suisse AG Contingent Coupon Callable Yield Notes, Variable Rate, due 6/30/2020	$100,000	93,740
JPMorgan Chase Bank, Callable Yield Equity Linked-Notes, Variable Rate, due 3/21/2016	$200,000	195,520
JPMorgan Chase Bank, Callable Contingent Interest Notes, Variable Rate, due 10/3/2016	$100,000	99,050
Morgan Stanley Contingent Income Auto-Callable Securities, Variable Rate, due 1/25/2023	$200,000	205,860
Morgan Stanley Contingent Income Securities, S&P 500 Index, Russell 2000 Index and EURO STOXX 50 Index, Variable Rate, due 3/13/2029	$100,000	94,200
Societe Generale, Callable Conditional Coupon Notes, 9.35%, due 3/31/2020	$100,000	95,570
Societe Generale SA, Callable Conditional Coupon Notes, Variable Rate, due 5/27/2020	$300,000	279,180

		1,938,130

Technology - 1.2%
BMC Software, Inc., 7.25%, due 6/1/2018	$150,000	149,250
Dell, Inc., 5.65%, due 4/15/2018	$100,000	106,625

		255,875

TOTAL CORPORATE BONDS & NOTES		15,380,843

INVESTMENT COMPANIES - 28.8%
Exchange Traded Funds - 25.7%
AdvisorShares Newfleet Multi-Sector Income ETF	12,000	595,200
AdvisorShares Peritus High Yield ETF	23,000	1,092,730
iShares iBoxx $ High Yield Corporate Bond ETF	9,150	846,650
Market Vectors Treasury-Hedged High Yield Bond ETF	27,000	673,920
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	9,000	938,880
SPDR Barclays Capital High Yield Bond ETF	13,000	524,680
SPDR Barclays Capital Short Term High Yield Bond ETF	33,000	988,350

		5,660,410

Money Market Funds - 3.1%
Fidelity Institutional Money Market Portfolio	680,499	680,499

TOTAL INVESTMENT COMPANIES		6,340,909

TOTAL INVESTMENTS - 99.2% (cost $22,106,396)		21,822,565
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%		180,696

Net Assets - 100.0%		$22,003,261

Cost for federal income tax purposes $22,106,396.

The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$176,612
Excess of tax cost over value	460,443

Net Appreciation	($283,831)

API VALUE FUND

SCHEDULE OF INVESTMENTS

October 31, 2014

(Unaudited)

	Shares	Value
COMMON STOCKS - 88.0%
Consumer Discretionary - 14.3%
Advance Auto Parts, Inc.	950	$139,612
Brinker International, Inc.	2,300	123,372
Carnival Corporation	3,400	136,510
Delphi Automotive PLC	3,400	234,532
Dollar Tree, Inc.*	1,800	109,026
D.R. Horton, Inc.	5,600	127,624
Esprit Holdings Ltd.*	40,000	99,200
Ethan Allen Interiors, Inc.	3,600	101,880
Fiat Chrysler Automobiles NV*	18,500	212,010
G-III Apparel Group Ltd.*	2,200	174,570
Hasbro, Inc.	2,800	161,084
Hillenbrand, Inc.	3,600	119,844
Hilton Worldwide Holdings, Inc.*	4,400	111,056
Home Depot, Inc.	1,800	175,536
ITV plc	3,300	106,689
Las Vegas Sands Corp.	2,600	161,876
Malibu Boats, Inc. Class A*	9,000	167,940
Melco Crown Entetainment Ltd.	3,500	94,990
Nordstrom, Inc.	2,000	145,220
PVH Corp.	1,200	137,220
Scripps Networks Interactive, Inc.	1,700	131,308
Television Broadcasts Limited	12,000	65,640
Tempur-Pedic International, Inc.*	2,500	131,600
TRW Automotive Holdings Corp.*	2,400	243,240
Twenty-First Century Fox, Inc. - Class A	5,400	186,192
Under Armour, Inc.*	2,800	183,624
Volkswagon AG	2,800	119,252
Walt Disney Company	2,000	182,760
Wendy’s Company	23,500	188,470
Wynn Macau, Ltd.	3,200	115,008
Wynn Resorts Limited	950	180,510

		4,567,395

Consumer Staples - 4.6%
Ambev SA	15,500	103,540
Bunge Ltd.	2,300	203,895
Coca-Cola Enterprises, Inc.	3,600	156,060
CVS Health Corporation	1,800	154,458
Energizer Holdings, Inc.	900	110,385
Hershey Company	700	67,137
Ingredion, Inc.	1,800	139,050
Lorillard, Inc.	2,400	147,600
Nu Skin Enterprises, Inc.	1,350	71,321
PepsiCo, Inc.	1,400	134,638
Unilever PLC	1,400	56,322
Wal-Mart Stores, Inc.	1,400	106,778

		1,451,184

Energy - 8.0%
Anadarko Petroleum Corporation	1,550	142,259
Apache Corporation	1,600	123,520
Atwood Oceanics, Inc.*	2,300	93,495
Baker Hughes, Inc.	2,100	111,216
ConocoPhillips	2,000	144,300
Devon Energy Corporation	1,800	108,000
Energy XXI (Bermuda) Ltd.	5,850	44,987
Forum Energy Technologies, Inc.*	4,350	118,755
Halliburton Company	2,100	115,794
Helmerich & Payne, Inc.	1,000	86,820
Koninklijke Vopak NV	900	45,081
Marathon Oil Corporation	3,500	123,900
National Oilwell Varco, Inc.	1,700	123,488
Noble Energy, Inc.	2,200	126,786
Noble Corporation	3,000	62,760
NOW, Inc.*	425	12,776
Occidental Petroleum Corporation	1,200	106,716
Paragon Offshore PLC	1,000	4,870
Phillips 66	2,550	200,175
Rosetta Resources, Inc.*	3,000	114,090
Saipem S.p.A.	10,500	82,268
Schlumberger Ltd.	1,500	147,990
Spectra Energy Corp.	3,500	136,955
Weatherford International Ltd.*	9,800	160,916

		2,537,917

Financials - 21.2%
AEGON N.V.	20,426	166,880
Akbank T.A.S.	8,500	61,285
Allstate Corporation	2,600	168,610
Altisource Residential Corporation	7,000	162,540
American International Group, Inc.	2,100	112,497
Ameriprise Financial, Inc.	1,350	170,330
AXA SA	4,500	104,445
Barclays PLC	4,000	61,600
Berkshire Hathaway, Inc. Class B*	1,200	168,192
BNP Paribas S.A.	950	29,925
Brown & Brown, Inc.	4,000	127,440
Cheung Kong Holdings Limited	2,000	35,380
Chubb Corporation	1,400	139,104
Community Bank System, Inc.	3,800	144,970
Credit Suisse Group AG	6,453	171,908
Discover Financial Services	2,000	127,560
Eaton Vance Corp.	3,900	143,637
Everest Re Group Ltd.	1,000	170,650
Federated Investors, Inc.	4,900	153,223
Franklin Resources, Inc.	2,400	133,464
Goldman Sachs Group, Inc.	950	180,491
Hang Lung Group Limited	14,000	70,420
Hang Lung Properties Limited	25,000	78,000
Hartford Financial Services Group, Inc.	5,900	233,522
IBERIABANK Corporation	2,905	200,038
ICICI Bank Limited	3,200	180,352
ING Groep N.V.*	13,000	186,160
Intesa Sanpaolo S.p.A.	2,800	49,168
Invesco Ltd.	4,500	182,115
KB Financial Group, Inc.*	3,000	116,100
KeyCorp	12,000	158,400
Lincoln National Corporation	3,700	202,612
MetLife, Inc.	3,300	178,992

Mitsubishi UFJ Financial Group, Inc.	22,000	129,360
Montpelier Re Holdings Ltd.	4,700	155,758
NASDAQ OMX Group, Inc.	3,600	155,736
Portfolio Recovery Associates, Inc.*	2,000	126,500
Primerica, Inc.	3,900	199,485
Principal Financial Group, Inc.	4,000	209,480
Prudential Financial, Inc.	1,800	159,372
Reinsurance Group of America, Inc.	2,700	227,475
Standard Chartered plc	2,200	33,110
State Street Corporation	2,300	173,558
Travelers Companies, Inc.	1,600	161,280
UBS AG*	1,400	24,332
Validus Holdings, Ltd.	3,200	127,296
Wells Fargo & Company	3,100	164,579
White Mountains Insurance Group Ltd.	190	118,735

		6,736,066

Health Care - 6.1%
Abbott Laboratories	1,500	65,385
AbbVie, Inc.	1,500	95,190
Actavis plc*	532	129,138
Alere, Inc.*	5,300	211,841
Amgen, Inc.	1,200	194,616
Hill-Rom Holdings, Inc.	3,200	142,336
Jazz Pharmaceuticals Plc*	2,000	337,680
Johnson & Johnson	1,300	140,114
Novartis AG	1,700	157,573
Teva Pharmaceutical Industries Ltd.	3,000	169,410
Thermo Fisher Scientific, Inc.	1,500	176,355
UnitedHealth Group, Inc.	1,400	133,014

		1,952,652

Industrials - 12.7%
ABB Limited*	5,100	111,894
ADT Corporation	2,300	82,432
AECOM Technology Corp.*	771	25,096
Alliant Techsystems, Inc.	1,000	116,960
Babcock & Wilcox Company	6,000	171,600
Boeing Company	1,500	187,365
CNH Industrial NV*	10,718	87,352
CSX Corporation	4,000	142,520
FedEx Corporation	1,100	184,140
Flowserve Corporation	1,300	88,387
Graco, Inc.	1,500	117,750
Graham Corporation	3,000	100,500
Kaman Corporation	3,800	163,628
KBR, Inc.	3,300	62,964
Kirby Corporation*	1,000	110,580
Koninklijke Philips Electronics N.V.	4,100	114,554
Luxfer Holdings PLC	5,300	84,429
MRC Global, Inc.*	5,600	117,768
Multi-Color Corporation	4,100	202,130
NIDEC CORPORATION	3,650	60,846
Old Dominion Freight Line, Inc.*	2,450	178,532
Orion Marine Group, Inc.*	10,400	113,984
Owens Corning, Inc.*	3,400	109,004
Precision Castparts Corp.	600	132,420
Regal-Beloit Corporation	450	31,937
Ritchie Bros. Auctioneers, Inc.	5,000	121,950
Scorpio Bulkers, Inc.*	14,000	68,460

Siemens AG	1,200	135,288
Standex International Corporation	2,100	181,125
Stericycle, Inc.*	1,200	151,200
TNT Express NV	3,632	20,920
United Technologies Corporation	1,200	128,400
USG Corporation*	4,300	115,498
Valmont Industries, Inc.	700	95,319
WABCO Holdings, Inc.*	1,300	126,594

		4,043,526

Information Technology - 14.0%
Activision Blizzard, Inc.	9,100	181,545
Aixtron SE*	4,400	53,372
Applied Materials, Inc.	8,800	194,392
ARM Holdings plc	3,000	128,130
Avago Technologies Ltd.	2,600	224,250
Broadcom Corporation	3,300	138,204
Cavium, Inc.*	3,000	153,930
Cisco Systems, Inc.	7,500	183,525
Citrix Systems, Inc.*	1,700	109,191
Corning, Inc.	9,200	187,956
Electronics for Imaging, Inc.*	4,200	192,024
EMC Corporation	5,600	160,888
F5 Networks, Inc.*	1,400	172,172
Ferrovial S.A.	2,100	43,029
Gemalto NV	1,300	49,621
International Business Machines, Inc.	500	82,200
Jabil Circuit, Inc.	4,600	96,370
Lam Research Corporation*	3,450	268,617
MagnaChip Semoconductor Corporation*	7,300	81,249
MasterCard, Inc.	2,500	209,375
Micron Technology, Inc.*	3,900	129,051
NetEase, Inc.	2,200	208,384
NICE Systems Limited	2,650	107,802
NXP Semiconductors NV*	3,900	267,774
Proofpoint, Inc.*	3,500	154,140
Teradata Corp.*	2,100	88,872
Total System Services, Inc.	3,500	118,265
Visa, Inc.	800	193,144
VMware, Inc.*	1,400	116,998
WNS Holdings Ltd.*	7,900	159,659

		4,454,129

Materials - 5.6%
Albemarle Corporation	1,800	105,084
Alcoa, Inc.	11,000	184,360
BASF SE	1,600	141,152
BioAmber, Inc.*	4,000	35,480
Crown Holdings, Inc.*	2,650	127,015
Ferro Corporation*	9,900	129,888
International Paper Company	3,400	172,108
Lafarge SA	7,100	123,895
PolyOne Corporation	5,000	185,050
Sigma-Aldrich Corporation	1,000	135,910
Silgan Holdings, Inc.	2,500	122,900
Syngenta AG ADS	950	58,900
The Mosaic Company	2,600	115,206
Veritiv Corporation*	65	2,932
Vulcan Materials Company	2,100	129,591

		1,769,471

Telecommunication Services - 1.5%
China Mobile Limited	2,100	130,389
8 x 8, Inc.*	15,000	117,900
Telecom Italia S.p.A.*	8,400	94,920
Vivendi SA	5,400	131,868

		475,077

TOTAL COMMON STOCKS		27,987,417

INVESTMENT COMPANIES - 12.3%
Business Development Companies - 0.6%
American Capital, Ltd.*	12,400	183,892

Exchange Traded Funds - 8.1%
iShares Europe ETF	3,250	143,293
iShares India 50 ETF	2,000	63,760
iShares MSCI Austria Capped ETF	2,600	41,834
iShares MSCI Belgium Capped ETF	3,200	51,424
iShares MSCI Brazil Capped ETF	1,500	64,860
iShares MSCI EAFE Value ETF	2,700	146,448
iShares MSCI Emerging Markets Value ETF	2,250	105,368
iShares MSCI France ETF	4,500	114,975
iShares MSCI Germany ETF	1,900	51,737
iShares MSCI Germany Small-Cap ETF	1,150	41,895
iShares MSCI India ETF	2,000	62,840
iShares MSCI Indonesia ETF	2,000	55,140
iShares MSCI Italy Capped ETF	6,900	102,810
iShares MSCI Philippines ETF	2,000	76,560
iShares MSCI South Korea Capped ETF	850	49,836
iShares MSCI Spain Capped ETF	2,700	102,114
iShares MSCI Switzerland Capped ETF	1,350	43,700
iShares MSCI Thailand Capped ETF	850	70,652
iShares MSCI United Kingdom Small-Cap ETF	1,100	41,965
Market Vectors Indonesia Index ETF	2,500	63,350
Market Vectors Poland ETF	4,700	97,149
Market Vectors Vietnam Index ETF	3,800	81,206
Schwab International Equity ETF	5,400	166,806
Schwab International Small-Cap Equity ETF	4,650	143,267
Vanguard FTSE All-World Ex-U.S. Index Fund	3,500	172,690
Vanguard FTSE Emerging Markets ETF	3,500	149,240
Vanguard FTSE Europe ETF	3,000	162,510
WisdomTree Europe SmallCap Dividend Fund	1,850	96,163

		2,563,592

Money Market Funds - 3.6%
Fidelity Institutional Money Market Portfolio	1,152,718	1,152,718

TOTAL INVESTMENT COMPANIES		3,900,202

LIMITED PARTNERSHIPS - 0.7%
Energy - 0.2%
Energy Transfer Partners, L.P.	1,036	66,749

Financials - 0.5%
Carlyle Group LP	5,700	158,232

TOTAL LIMITED PARTNERSHIPS		224,981

TOTAL INVESTMENTS - 101.0% (cost $23,732,096)		32,112,600

LIABILITIES IN EXCESS OF OTHER ASSETS - 1.0%	(308,126)

Net Assets - 100.0%	$31,804,474

Cost for federal income tax purposes $23,732,096.

The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$9,290,243
Excess of tax cost over value	909,739

Net Appreciation	$8,380,504

*	Non-income producing security.

API MASTER ALLOCATION FUND

SCHEDULE OF INVESTMENTS

October 31, 2014

(Unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
Growth Funds - 32.0%
API Efficient Frontier Growth Fund*		$14,666,414

Income Funds - 31.2%
API Efficient Frontier Capital Income Fund		14,301,782

Money Market Funds - 0.4%
Fidelity Institutional Money Market Portfolio		186,522

Value Funds - 36.8%
API Efficient Frontier Value Fund*		16,909,502

TOTAL INVESTMENTS - 100.4% (cost $27,351,058)		46,064,220
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.4%		(160,996)

Net Assets - 100.0%		$45,903,224

Cost for federal income tax purposes $27,703,584.

The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$18,375,017
Excess of tax cost over value	14,381

Net Appreciation	$18,360,636

*	Non-income producing security.

Investment Valuation

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. Generally accepted accounting principles establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 –	Unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access.

• Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 –	Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of October 31, 2014, in valuing the Funds’ assets carried at fair value.

Capital Income Fund

Investments in Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$34,765,807	$—	$—	$34,765,807
Corporate Bonds & Notes	—	502,717	—	502,717
Investment Companies	4,104,448	—	—	4,104,448
Limited Partnerships	924,921	—	—	924,921

Total	$39,795,176	$502,717	$—	$40,297,893

Growth Fund

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable
Investments in Securities	Prices	Inputs	Inputs	Total
Common Stocks	$64,419,051	$—	$—	$64,419,051
Investment Companies	8,262,704	—	—	8,262,704

Total	$72,681,755	$—	$—	$72,681,755

Income Fund

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable
Investments in Securities	Prices	Inputs	Inputs	Total
Common Stocks	$212,400,480	$—	$—	$212,400,480
Convertible Securities	—	2,116,250	—	2,116,250
Corporate Bonds & Notes	—	407,091,553	—	407,091,553
Investment Companies	211,105,320	—	—	211,105,320
Limited Partnerships	2,910,000	—	—	2,910,000
Preferred Stocks	17,377,599	—	—	17,377,599

Total	$443,793,399	$409,207,803	$—	$853,001,202

Core Income Fund

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable
Investments in Securities	Prices	Inputs	Inputs	Total
Convertible Securities	$—	$100,813	$—	$100,813
Corporate Bonds & Notes	—	15,380,843	—	15,380,843
Investment Companies	6,340,909	—	—	6,340,909

Total	$6,340,909	$15,481,656	$—	$21,822,565

Value Fund

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable
Investments in Securities	Prices	Inputs	Inputs	Total
Common Stocks	$27,987,417	$—	$—	$27,987,417
Investment Companies	3,900,202	—	—	3,900,202
Limited Partnerships	224,981	—	—	224,981

Total	$32,112,600	$—	$—	$32,112,600

Master Allocation Fund

Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable
Investments in Securities	Prices	Inputs	Inputs	Total
Investment Companies	$46,064,220	$—	$—	$46,064,220

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President and Chief Financial Officer have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above and have been reasonably designed and are functioning as intended to ensure that all relevant and required information is recorded, processed, summarized and reported in this report on Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Pension Investors Trust

By:	/S/ DAVID D. BASTEN
David D. Basten
President

Date: December 16, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DAVID D. BASTEN
David D. Basten
President

Date: December 16, 2014

By:	/S/ CHARLES D. FOSTER
Charles D. Foster
Chief Financial Officer

Date: December 16, 2014